Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,307	$ 1,185
Capital project accruals	432	201
Payroll-related liabilities	274	361
Accrued interest	96	102
Commercial and government royalties	198	211
Customer deposits	46	67
Current portion of provisions (Note 23(a))	125	155
Settlement payables (Note 29(b))	2	6
Other	4	6
Trade account payable and other liabilities	2,498	2,333
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement payables (Note 29(b))	$ 16	$ 45